COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments under non-cancelable operating lease agreements

 Future minimum lease commitments under non-cancelable operating lease agreements as of June 30, 2017 are as follows:
Six months ending December 31,	Operating leases

2017	$2

Total	$2
Future minimum lease commitments under non-cancelable operating lease agreements as of December 31, 2016 are as follows:
Year ended December 31,	Operating leases

2017	$15

Total	$15